Shareholders' Equity - Summary of RSU Awards (Detail)	1 Months Ended	12 Months Ended
	Jan. 31, 2021 Carats $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CAD ($) Carats $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 CAD ($) Carats $ / shares
Disclosure of Shareholder's Equity [Line Items]
Weighted average exercise price, Balance at beginning of year			$ 2.89		$ 3.26
Weighted average value options awarded			0.63
Weighted average exercise price, Balance at end of the year | (per share)		$ 1.36	$ 1.36		$ 2.89
Restricted Stock Units (RSUs) [Member]
Disclosure of Shareholder's Equity [Line Items]
Number of units Balance at beginning of year | Carats	863,333		863,333		1,065,000
Number of units RSUs awarded | Carats			1,000,000		0
Number of units RSUs settled and common shares issued | Carats			(206,667)		(98,334)
Number of units RSUs forfeited | Carats			(229,999)		(103,333)
Number of units Balance at Ending of year | Carats			1,426,667		863,333
Weighted average exercise price, Balance at beginning of year	$ 1.13	1.13		$ 1.31
Weighted average value options awarded		0.64		0
Weighted average RSUs settled and common shares issued | $			$ 1,060.00		$ 2,790
Weighted average value RSUs forfeited		0.65		1.36
Weighted average exercise price, Balance at end of the year		$ 0.87		$ 1.13